Performance Management	Aug. 01, 2026
GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
22.17%	(19.06)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/26 to 6/30/26 was 4.10%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares and R6 Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners Emerging Markets Equity Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/26 to 6/30/26
Bar Chart, Year to Date Return	4.10%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	22.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(19.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
GQG Partners US Select Quality Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
22.89%	(10.90)%
3/31/2024	9/30/2022

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/26 to 6/30/26 was 3.64%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares and R6 Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners US Select Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/26 to 6/30/26
Bar Chart, Year to Date Return	3.64%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	22.89%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(10.90%)
Lowest Quarterly Return, Date	Sep. 30, 2022
GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
19.55%	(13.39)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/26 to 6/30/26 was 5.34%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares and R6 Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners Global Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/26 to 6/30/26
Bar Chart, Year to Date Return	5.34%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	19.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(13.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
GQG Partners International Quality Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (beforeand after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
11.58%	(8.00)%
3/31/2025	6/30/2022

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/26 to 6/30/26 was 4.06%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners International Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/26 to 6/30/26
Bar Chart, Year to Date Return	4.06%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	11.58%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(8.00%)
Lowest Quarterly Return, Date	Jun. 30, 2022
GQG Partners US Quality Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (beforeand after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
14.43%	(9.48)%
12/31/2022	9/30/2022

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/26 to 6/30/26 was 8.48%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners US Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/26 to 6/30/26
Bar Chart, Year to Date Return	8.48%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	14.43%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(9.48%)
Lowest Quarterly Return, Date	Sep. 30, 2022
GQG Partners Global Quality Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
14.31%	(8.15)%
12/31/2022	12/31/2024

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/26 to 6/30/26 was 7.06%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners Global Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/26 to 6/30/26
Bar Chart, Year to Date Return	7.06%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	14.31%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(8.15%)
Lowest Quarterly Return, Date	Dec. 31, 2024
GQG US Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund acquired the assets and liabilities of GQG Partners US Select Quality Equity Fund, an unregistered private investment fund and series of GQG Partners Series LLC (the “Predecessor Fund”) on July 14, 2025 in exchange for shares of the Fund (the “Reorganization”), and the Fund commenced operations on such date. Accordingly, the performance shown in the bar chart and performance table below prior to the Reorganization is the performance of the Predecessor Fund.

The investment objectives, policies, guidelines and restrictions of the Fund are, in all material respects, equivalent to those of the Predecessor Fund. The Fund’s investment adviser also served as investment adviser to the Predecessor Fund for the entire period shown below, and the portfolio managers responsible for managing the Fund also served as portfolio managers for the Predecessor Fund prior to the Reorganization.

The performance information shown prior to the Reorganization was subject to a one-time restatement to reflect the net expenses of the Fund set forth in the Annual Fund Operating Expenses table, which are expected to be higher than those of the Predecessor Fund. The Predecessor Fund was not registered under the Investment Company

Act of 1940, as amended (“1940 Act”), and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. If the Predecessor Fund operated as a registered exchange-traded fund, the Predecessor Fund’s performance may have been lower.

The bar chart and performance table below show the variability of the Fund’s returns from year to year, and by showing how average annual total returns of the Fund for 1 year, 5 years and since inception compare with a broad measure of market performance. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at https://gqg.com/funds/exchange-traded-funds/gqg-us-equity-etf-gqgu/ or by calling (866)362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns from year to year, and by showing how average annual total returns of the Fund for 1 year, 5 years and since inception compare with a broad measure of market performance.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
23.33%	(11.37)%
3/31/2024	9/30/2022
The performance information shown above is based on a calendar year. The Fund’s performance from 1/1/26 to 6/30/26 was 3.50%.
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the average annual total returns of the Fund for the periods ended December 31, 2025 to those of an appropriate broad-

based index with characteristics relevant to the Fund’s investment strategies.

Returns after taxes on distributions are not shown for periods prior to the Fund’s registration as an exchange-traded fund because the Predecessor Fund was not required to make distributions to its investors; the Fund expects to make sufficient distributions to qualify and be eligible for treatment as a regulated investment company for tax purposes.

Performance Availability Website Address [Text]	https://gqg.com/funds/exchange-traded-funds/gqg-us-equity-etf-gqgu/
Performance Availability Phone [Text]	(866)362-8333
GQG US Equity ETF | GQG US Equity ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Fund’s performance from 1/1/26 to 6/30/26
Bar Chart, Year to Date Return	3.50%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	23.33%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(11.37%)
Lowest Quarterly Return, Date	Sep. 30, 2022